Summary of Significant Accounting Policies Summary of Significant Accounting Policies - Employee Pension Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee Pension Plans [Abstract]
Defined Contribution Plan, Cost	$ 3.2	$ 6.2	$ 7.6
Defined Benefit Plan, Funded (Unfunded) Status of Plan	$ 1.4	$ 0.1